Share Capital And Share-Based Compensation - Summary of Changes to Number of Outstanding PSUs (Details) - Performance Share Units - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	236,000	874,000
Number of shares granted	0	0
Converted into shares	(38,000)	(638,000)
Number of shares outstanding balance	198,000	236,000